Marketable securities, commodities, time deposits, derivative financial instruments and cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Disclosure of marketable securities commodities deposits derivative instruments and cash [abstract]
Disclosure of marketable securities commodities deposits derivative instruments and cash
16. Marketable securities, commodities, time deposits, derivative financial instruments, and cash and cash equivalents
Marketable securities, commodities, time deposits and derivative financial instruments
(USD millions)	2020	2019

Marketable securities	26	61

Commodities	111	110

Time deposits and short-term investments with original maturity more than 90 days	1 609	61

Derivative financial instruments	159	102

Total marketable securities, commodities, time deposits and derivative financial instruments	1 905	334

Cash and cash equivalents
(USD millions)	2020	2019

Current accounts	3 750	3 247

Time deposits and short-term investments with original maturity less than 90 days	5 908	7 865

Total cash and cash equivalents	9 658	11 112